Tridan Corp.

Schedule of Investments in Municipal Obligations

1/31/2023

	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)
New York Municipal Bonds
State of NY Dormitory Auth
Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	$500,000	$509,870	$509,870	$533,960	24,090
Met Transportation Auth Ny Revenue
5.0% due November 15, 2027	1,250,000	1,397,527	1,397,527	1,345,825	(51,702)
					-
NY St Urban Dev Corp Rev Ref					-
Pers Income Tax					-
5.0% due March 15, 2031	750,000	818,953	818,953	828,315	9,362
					-
NYS Dorm Auth Revs					-
(Par Call October 01, 2026)					-
5.0% due October 01, 2033	1,000,000	1,069,592	1,069,592	1,083,310	13,718
					-
Triboro NY Bridge & Tunnel					-
5.0% due November 15, 2035	1,015,000	1,103,037	1,103,037	1,109,811	6,774
Erie Count Indvl Dev					-
Agency					-
5.0% due May 1, 2025	750,000	816,268	816,268	795,008	(21,260)
					-
					-
SNT Lawrence CNTY NY REF					-
Limited Tax					-
(Par Call May 15, 2025)					-
5.0% due May 15, 2026	105,000	110,558	110,558	111,154	596
					-
NYC NY TR Cultural Res-					-
Museum of Modern Art					-
4.0% due April 01, 2026	500,000	532,194	532,194	525,640	(6,554)
					-
Laurens NY Central School District					-
(Par Call June 15, 2025)					-
4.0% due June 15, 2028	305,000	314,045	314,045	315,913	1,868
					-
Brookhaven NY REF Unlimited Tax					-
5.00% due March 15, 2025	500,000	531,752	531,752	528,600	(3,152)
					-
NY ST Environmental FACS					-
5.00% due June 15, 2026	1,300,000	1,401,626	1,401,626	1,422,187	20,561
					-
State of NY Dormitory Authority					-
State Pers. Inc. Tax					-
5.5% due March 15, 2026	200,000	215,707	215,707	220,042	4,335
					-
Port Authority of NY and NJ					-
5.375 % due March 1, 2028	110,000	110,345	110,345	121,122	10,777
					-
Util. Debt Securitization					-
(Par Call June 15, 2024 @100)					-
5.00% due December 15, 2026	500,000	521,740	521,740	524,485	2,745
					-
Erie County NY Fiscal Stability					-
Sales Tax					-
(Par Call June 15, 2027 @100)					-
5.00% due June 15, 2029	1,000,000	1,108,894	1,108,894	1,117,920	9,026
					-

Rensselaer Cnty, NY					-
Limited Tax					-
5.00% due September 1, 2024	100,000	110,337	110,337	104,211	(6,126)
-
Mattituck-Cutchogue NY					-
Central School District Unlimited Tax					-
(Par Call July 15, 2025 @100)					-
5.0% Unlimited tax due July 15, 2026	280,000	296,524	296,524	298,620	2,096
-
Mattituck-Cutchogue NY					-
(Par Call July 15, 2025 @100)					-
5.0% Unlimited tax due July 15, 2027	365,000	385,553	385,553	388,462	2,909
-
Putnam County NY					-
Limited Tax					-
(Par Call January 15, 2026 @100)					-
5.0% due January 15, 2027	135,000	144,425	144,425	145,919	1,494
-
Halfmoon NY Pub Imp					-
Limited Tax					-
(Par Call June 15, 2025 @100)					-
5.0% due June 15, 2027	280,000	295,326	295,326	297,998	2,672
-
Gates Chili NY Central School					-
Unlimited Tax					-
(Par Call June 15, 2025 @100)					-
5.0% due June 15, 2027	200,000	211,783	211,783	212,904	1,121
-
Western Nassau Cty Water Auth					-
(Par Call April 1, 2025 @100)					-
5.0% due April 1, 2028	100,000	103,989	103,989	105,219	1,230
-
-
Syosset New York					-
Central School District Unlimited Tax					-
5.0% due December 15, 2022	300,000	303,123	303,123	300,693	(2,430)
-
Onondaga County NY					-
Ref Unlimited Tax					-
(Par Call March 15, 2024 @100)					-
5.0% due March 15, 2025	285,000	291,532	291,532	293,325	1,793
-
-
Battery Park City NY Authority SR-Ser A					-
(Par Call November 1, 2023 @100)					-
5.0% due November 1, 2029	140,000	139,835	139,835	142,803	2,968
-
Buffalo & Ft. Erie NY Pub Bridge Auth					-
Toll Bridge Sys Rev					-
5.0% due January 1, 2025	410,000	425,015	425,015	429,241	4,226
-
Saratoga Springs NY Ref					-
Public Imports-Unlimited Tax					-
(Par Call February 15, 2023 @100)					-
5.0% due February 15, 2025	225,000	227,908	227,908	225,506	(2,402)
-
Build NYC Resource Corp.NY Rev					-
United Jewish Appeal					-
(Par Call July 1, 2024 @100)					-
5.0% due July 1, 2025	320,000	331,585	331,585	331,741	156
-
Tompkins County NY Public Impt Ser B					-
Limited Tax					-
(Par Call December 15, 2024 @100)					-
5.0% due December 15, 2027	500,000	522,480	522,480	525,050	2,570
-
-
Util Debt Securitization Auth NY					-
Restructuring Ser TE					-

(Par Call December 15, 2023 @100)					-
5.0% due December 15, 2028	500,000	503,396	503,396	510,650	7,254
					-
Rhinebeck New York					-
Central School District Unlimited Tax					-
(Par Call June 15, 2023 @100)					-
4.0% due June 15, 2025	535,000	537,459	537,459	538,301	842
					-
NYS Dorm Auth Persnl Inc Tax					-
5.0% due August 15, 2026	500,000	556,841	556,841	542,710	(14,131)
					-
Met Transportation Auth NY Revenue					-
5.0% due November 15, 2027	300,000	322,001	322,001	319,161	(2,840)
					-
NY ST Dorm Auth Revenues Non St					-
5.0% due October 1, 2029	1,090,000	1,240,936	1,240,936	1,213,137	(27,799)
					-
NY City Transitional Fin Auth Rev Future					-
(Par Call February 1, 2026 @100)					-
5.00 % due February 1, 2031	1,000,000	1,081,316	1,081,316	1,074,090	(7,226)
					-
Long Island NY Power Auth Elec					-
5.0% due September 1, 2034	1,000,000	1,140,812	1,140,812	1,126,480	(14,332)
					-
NYS dorm Sales Tax					-
5.0% due March 15, 2035	1,250,000	1,374,107	1,374,107	1,390,913	16,806
					-
NY NY Ref - Ser Unlimited Tax					-
5.0% due August 1, 2029	750,000	884,514	884,514	877,508	(7,006)
					-
NY NY Ser D Sbserv Unltd Tax					-
5.0% due December 1, 2033	290,000	329,458	329,458	331,218	1,760
					-
N.Y.S. Dormitory Authority Revenues					-
Ref Cornell University					-
5.0% due July 1, 2031	1,000,000	1,331,661	1,331,661	1,224,050	(107,611)
					-
N.Y.S. Environmental FACS					-
5.0% due June 15, 2035	500,000	635,660	635,660	572,055	(63,605)
					-
Util Debt Securitization Auth NY					-
(Par Call June 15, 2026)					-
5.0% due December 15, 2033	100,000	113,168	113,168	109,024	(4,144)
					-
NY ST Dorm Auth Rev					-
5.0% due July 1, 2030	500,000	652,206	652,206	600,535	(51,671)
					-
NY ST Environmental Clean Water					-
5.0% Due June 15, 2031	400,000	508,738	508,738	469,280	(39,458)
					-
Nassau County NY Interim					-
5.0% due November 15, 2031	500,000	667,406	667,406	611,815	(55,591)
					-
Syracuse NY REF-SER B LTD Tax					-
4.0% due June 1, 2032	1,060,000	1,293,117	1,293,117	1,192,394	(100,723)
					-
Harrison NY LTD Tax					-
5.0% due July 1, 2030	290,000	337,328	337,328	347,208	9,880
					-
IL ST REF-SER B					-
5.0% due March 1, 2031	125,000	131,067	131,067	137,633	6,566
					-
NY ST Dorm Auth Revenues Non St					-
5.0% due July 1, 2034	600,000	687,984	687,984	663,870	(24,114)
					-
Triborough NY Brdg & Tunl Auth					-
4.0% due May 15, 2035	500,000	595,654	595,654	543,570	(52,084)
					-
Liberty Dev Corp NY Rev Ref - Goldman					-

5.25% due October 1, 2035	515,000	600,777	600,777	593,084	(7,693)
					-
Port WA NY UN Freesch Dist					-
5.0% due August 1, 2034	1,000,000	1,169,787	1,169,787	1,186,310	16,523
					-
Port Auth of NY & NJ Ref-Ser					-
5.0% due December 1, 2035	1,000,000	1,113,228	1,113,228	1,195,970	82,742
					-
Nassau Cnty NY Interim Fin Auth					-
Res-Sales tax					-
4.0% due November 15, 2035	625,000	664,187	664,187	693,394	29,207
					-
NY ST Envrnmntl Facs Corp Rev					-
Green Bond-ST					-
5.0% due August 15, 2035	355,000	391,475	391,475	397,565	6,090
					-
Triborough NY Brdg & Tunl Auth					-
Payroll Mobility					-
5.0% due November 15, 2033	500,000	622,425	622,425	623,420	995
					-
Uniondale NY Un Free Sch Dist Unltd					-
4.0% due January 15, 2041	1,000,000	1,039,404	1,039,404	1,038,130	(1,274)

	$31,210,000	$34,877,635	$34,877,635	$34,508,459	$(369,176)